SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 97.2%
Auto Manufacturers — 3.6%
Honda Motor Co., Ltd., (Japan) SP ADR	113,600	$2,783,200
Toyota Motor Corp., (Japan) SP ADR	12,900	1,905,201
		4,688,401
Auto Parts & Equipment — 0.2%
Gentex Corp.	8,500	245,650
Banks — 12.3%
Bank of America Corp.	34,000	1,286,900
Bank of Montreal, (Canada)	23,700	2,318,571
Bank of Nova Scotia, (The), (Canada)	30,400	1,586,880
Credicorp Ltd.	26,000	3,992,300
HSBC Holdings PLC, (United Kingdom) SP ADR	76,900	2,373,134
Royal Bank of Canada, (Canada)	41,400	4,130,892
Shinhan Financial Group Co., Ltd., (South Korea) ADR	9,300	269,886
		15,958,563
Beverages — 1.0%
Coca-Cola Co., (The)	3,900	248,079
PepsiCo, Inc.	5,900	1,094,509
		1,342,588
Biotechnology — 7.2%
Exelixis, Inc.*	35,100	599,508
Incyte Corp.*	57,200	4,557,124
Vertex Pharmaceuticals, Inc.*	13,200	4,176,480
		9,333,112
Building Materials — 1.5%
Johnson Controls International PLC, (Ireland)	21,300	1,415,172
Louisiana-Pacific Corp.	9,100	580,580
		1,995,752
Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,300	1,333,688
Commercial Services — 0.2%
FTI Consulting, Inc.*	1,500	259,230
Computers — 3.7%
Apple, Inc.	8,500	1,258,255
Check Point Software Technologies Ltd., (Israel)*	17,600	2,337,808
Cognizant Technology Solutions Corp., Class A	14,300	889,603
Pure Storage, Inc., Class A*	8,500	248,115
		4,733,781
Diversified Financial Services — 4.5%
Houlihan Lokey, Inc.	42,700	4,199,545
LPL Financial Holdings, Inc.	7,100	1,680,641
		5,880,186
Electric — 2.0%
Fortis, Inc., (Canada)	64,600	2,602,734
Electronics — 0.7%
Garmin Ltd., (Switzerland)	10,400	967,096
Engineering & Construction — 0.0%
Sitios Latinoamerica SAB de CV, (Mexico)*	22,900	10,207
Food — 7.1%
Campbell Soup Co.	5,100	273,717
ConAgra Foods, Inc.	7,200	273,456
Flowers Foods, Inc.	8,600	258,430
General Mills, Inc.	25,900	2,209,270
Hormel Foods Corp.	31,600	1,485,200
Kellogg Co.	43,000	3,136,850
Kraft Heinz Co., (The)	16,000	629,600
Mondelez International, Inc., Class A	9,900	669,339
Tyson Foods, Inc., Class A	5,200	344,656
		9,280,518
Healthcare-Products — 1.8%
Hologic, Inc.*	3,600	274,176
Medtronic PLC, (Ireland)	22,800	1,802,112
ResMed, Inc.	1,100	253,220
		2,329,508
Home Furnishings — 1.8%
Dolby Laboratories, Inc., Class A	31,900	2,388,353
Insurance — 2.3%
Assurant, Inc.	1,500	192,330
Berkshire Hathaway, Inc., Class B*	800	254,880
Chubb Ltd., (Switzerland)	4,020	882,752
Erie Indemnity Co., Class A	2,100	593,019
Hanover Insurance Group Inc., (The)	1,900	279,870
Kinsale Capital Group, Inc.	900	277,389
Markel Corp.*	200	264,968
Reinsurance Group of America, Inc.	1,800	259,920
		3,005,128
Internet — 4.5%
Alphabet, Inc., Class C*	30,600	3,104,370
Amazon.com, Inc.*	28,000	2,703,120
		5,807,490
Machinery-Diversified — 1.4%
Graco, Inc.	25,900	1,812,223
Media — 3.8%
Comcast Corp., Class A	6,300	230,832
Liberty Media Corp-Liberty SiriusXM*	18,500	810,670
Thomson Reuters Corp., (Canada)	28,100	3,307,932
Walt Disney Co., (The)*	6,700	655,729
		5,005,163
Mining — 1.4%
Franco-Nevada Corp., (Canada)	1,800	263,016
Newmont Corp.	27,800	1,319,666
Wheaton Precious Metals Corp., (Canada)	7,500	292,725
		1,875,407
Office/Business Equipment — 0.5%
Canon, Inc., (Japan) SP ADR	25,286	590,681
Oil & Gas — 3.2%
Chevron Corp.	9,600	1,759,776
Exxon Mobil Corp.	16,700	1,859,378
Shell PLC, (United Kingdom), ADR	8,900	520,383
		4,139,537
Pharmaceuticals — 9.1%
Bristol-Myers Squibb Co.	16,300	1,308,564
CVS Health Corp.	5,900	601,092
Dr Reddy's Laboratories Ltd., (India), ADR	17,200	968,532
Merck & Co., Inc.	14,600	1,607,752
Neurocrine Biosciences, Inc.*	24,800	3,151,088
Novartis AG, (Switzerland) SP ADR	27,300	2,444,988
Novo Nordisk, (Denmark) SP ADR	14,000	1,744,400
		11,826,416
REITS — 1.8%
American Homes 4 Rent, Class A	41,100	1,359,177
Sun Communities, Inc.	1,800	264,420
Welltower, Inc.	9,600	681,888
		2,305,485
Retail — 2.6%
Costco Wholesale Corp.	5,100	2,750,175
Murphy USA, Inc.	2,100	621,201
		3,371,376
Semiconductors — 4.4%
STMicroelectronics NV, (Netherlands)	19,800	769,824
Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan) SP ADR	59,000	4,895,820
		5,665,644
Software — 3.2%
Microsoft Corp.	16,500	4,209,810
Telecommunications — 10.4%
America Movil SAB de CV, (Mexico) SP ADR	22,900	445,634
AT&T, Inc.	33,300	642,024
Chunghwa Telecom Co., Ltd., (Taiwan) SP ADR	31,000	1,132,120
Cisco Systems, Inc.	8,300	412,676
KT Corp., (South Korea), SP ADR	18,100	258,106
Nice Ltd., (Isreal) SP ADR*	9,700	1,883,449
Orange SA, (France) SP ADR	39,900	406,581
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia) ADR	8,300	211,484
TELUS Corp., (Canada)	10,800	230,148
T-Mobile US, Inc.*	31,900	4,831,574
Verizon Communications, Inc.	49,800	1,941,204
Vodafone Group PLC, (United Kingdom) SP ADR	104,700	1,175,781
		13,570,781
TOTAL COMMON STOCKS
(Cost $121,124,264)		126,534,508
SHORT-TERM INVESTMENTS - 2.8%
U.S. Bank Money Market Deposit Account, 3.50%(a)	3,626,122	3,626,122
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,626,122)		3,626,122
TOTAL INVESTMENTS - 100.0%
(Cost $124,750,386)		130,160,630
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		56,820
NET ASSETS - 100.0%		$130,217,450

*	Non-income producing security
(a)	The rate shown is as of November 30, 2022.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SGI GLOBAL EQUITY FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI GLOBAL EQUITY FUND
Common Stocks	$126,534,508	$126,534,508	$-	$-
Short-Term Investments	3,626,122	3,626,122	-	-
Total Investments*	$130,160,630	$130,160,630	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.